Long-term debt	12 Months Ended
Dec. 31, 2021
Long Term Debt [Abstract]
Long-term debt [Text Block]

8. Long-term debt

On December 22, 2020, the Company entered into a credit facility with Goldman Sachs (the "Goldman Facility"). All borrowings under the facility are secured by the Company's oil and gas producing wells as well as all assets of the Company's three subsidiaries. The Goldman Facility carries an interest rate of LIBOR+6% (with a 1% LIBOR floor) and a maturity date of December 22, 2031. Interest payments are required quarterly. As at December 31, 2021, the Company had $25,237,408 (December 31, 2020 - $43,328,396) drawn under the facility. The Company's subsidiaries including AIP Holdco, LP, AIP Borrower LP have certain financial covenants under the Goldman Facility, including;

(i) Maintain a ratio of total net debt to adjusted EBITDAX of no more than 3.5 to 1.0, whereby net debt is effectively defined as all indebtedness of the Company less certain cash balances held in control accounts in which the lender holds a security interest, and adjusted EBITDAX is effectively defined as income before interest, taxes, depletion, amortization, extraordinary gains and losses and other non-cash items annualized.

(ii) Maintain an unrestricted cash balance and minimum interest reserve of no less than $1.8 million.

(iii) Maintain a Measured Assets to Total Net Debt Ratio of at least 1.50 to 1.0, whereby Measured Assets is effectively defined as the present value of the Company's a) proved reserves, b) forward commodity contracts, c) abandonment liabilities related to proved producing reserves and d) other fixed costs associated with the proved producing reserves all discounted at 10% and Total Net Debt is defined as outlined in part i) to this note.

Under the terms of the lending agreement, The Company is also required to;

i) As at the initial borrowing date, enter into certain forward commodity swap contracts included in Note 24 (c)(i) which it has done.

ii) Within 90 days of the initial borrowing date, enter into an interest rate swap contract to effectively fix the interest rate of at least 70% of the principal outstanding on the loan, at any given time for the term of the loan. The Company entered into these swaps during the year ended December 31, 2021 (Note 24 (c)(ii)).

iii) No later than December 31, 2021, establish an interest reserve account that will hold a cash balance sufficient to cover nine months of scheduled interest payments which has been done as at December 31, 2021.

Repayments of principal required under the lending facility are as follows;

2022	7,722,206
2023	4,564,814
2024	3,347,998
2025	2,892,873
Thereafter	6,709,518
$25,237,409

In addition to the required principal repayments outlined above, the Company's subsidiaries including AIP Holdco, LP, AIP Borrower LP could also be required to make additional payments of:

i) If the ratio of adjusted EBITDAX to scheduled loan principal and interest payments for the period is less than 1.50 to 1.00, the Company must make an additional principal prepayment equal to Net Income/(Loss) adjusted for all non cash charges, plus/(minus) working capital not including the current portion of debt under this facility and other adjustments required under the terms of the agreement.

ii) If the Company fails to meet its ratio (as defined above) of Measured Assets to total net debt of 1.50 to 1.00, the Company must make an additional principal prepayment sufficient to meet the 1.50:1.00 ratio.

At December 31, 2021, the Company was not subject to any other additional principal prepayments.

Details of the loan balances are as follows;

December 31, 2021	Current	Long-term	Total
Drawn balance	$7,722,206	$17,515,203	$25,237,409
Borrowing costs	(662,372)	(1,375,896)	(2,038,268)
Total	$7,059,834	$16,139,307	$23,199,141

December 31, 2020	Current	Long-term	Total
Drawn balance	$18,090,987	$25,237,409	$43,328,396
Borrowing costs	(1,042,478)	(2,023,448)	(3,065,926)
Total	$17,048,509	$23,213,961	$40,262,470

During the year ended December 31, 2021 the Company recorded amortization of borrowing costs of $1,058,759 (Note 19).